Taxes (Component of Income Tax Provision) (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
U.S. federal
Current	$ (321)	$ 1,134	$ 1,694
Deferred	553	105	(708)
Total	232	1,239	986
U.S. state and local
Current	128	541	277
Deferred	116	(105)	(330)
Total	244	436	(53)
Non-U.S.
Current	2,101	2,825	3,067
Deferred	4	(266)	(637)
Total	2,105	2,559	2,430
Total continuing operations provision for income taxes	2,581	4,234	3,363
Discontinued operations provision for income taxes	(117)	(1,617)	(322)
Provision for social security, real estate, personal property and other taxes	3,497	4,068	4,198
Total taxes included in net income	$ 5,961	$ 6,685	$ 7,238